Note 11 - Exploration and Evaluation Assets	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of exploration and evaluation assets [text block]
11.	EXPLORATION AND EVALUATION ASSETS

(a)

In 2018, the Company entered into an option agreement with a private group, whereby the Company has the right to earn 100% ownership interest in a company which owns the Deer Trail project in Utah. The Company paid $150 upon signing the agreement, $150 in each of 2020 and 2021, and $200 in December 2022. To earn 100% interest in the property, the Company must make remaining cash payments totaling $1,350 over the next 7 years, and fund a cumulative of $30,000 of eligible exploration expenditures by 2028 (as of December 31, 2022, the Company has incurred $19,358 of eligible exploration expenditures on the property). As at December 31, 2022, the Company has also bonded and recorded a $409 reclamation liability for the project. Other than the reclamation liability, the balance of cash payments and exploration commitments are optional at the Company’s discretion. Upon the Company’s 100% earn-in, the vendors will retain a 2% net smelter returns (“NSR”) royalty.

(b)

During the year ended December 31, 2022, through the acquisition of Gatling the Company acquired 100% of the Larder Project in Ontario (Note 6). As at December 31, 2022, the Company incurred $2,488 spend after acquisition costs, of which the majority, $1,232 were drilling costs.

(c)

In 2017, the Company entered into an option earn-in agreement with a private group whereby the Company could earn up to a 100% interest in a land claim package in the Black Hills of South Dakota. Although the geological prospect of the property remained encouraging, growing negative sentiment towards resource extraction in the area, combined with a slow consultation process resulted in significant challenges being encountered in permitting the property for exploration drilling. The Company provided formal notice that it would not be making the final $150 option payment in May 2022 and concurrently wrote-down the property’s full carrying amount of $10,471 during the year ended December 31, 2022.

During the year ended December 31, 2022, the Company has incurred the following exploration and evaluation expenditures on these projects:

	December 31,	December 31,
	2022	2021
	$	$
Black Hills
Acquisition	-	100
Total acquisition costs	-	100
Geochemical	5	83
Camp and site costs	1	10
Geological consulting	127	898
Geophysical	3	126
Land taxes and government fees	7	493
Legal, community and other consultation costs	46	215
Travel	2	95
Total for the year	191	2,020
Balance, beginning of year	10,280	8,260
Less: Amounts written off	(10,471)	-
Total Black Hills Project cost	-	10,280
Deer Trail
Acquisition	-	909
Option and other payments	210	-
Total acquisition costs	210	909
Geochemical	422	241
Camp and site costs	713	1,004
Drilling	6,255	3,542
Geological consulting	964	2,651
Geophysical	325	183
Land taxes and government fees	232	514
Legal, community and other consultation costs	303	594
Travel	167	336
Total for the year	9,591	9,974
Balance, beginning of year	9,974	-
Total Deer Trail Project cost	19,565	9,974
Larder Project
Acquisition (Note 6)	15,187	-
Option and other payments	19	-
Total acquisition costs	15,206	-
Geochemical	112	-
Camp and site costs	127	-
Drilling	1,232	-
Geological consulting	450	-
Geophysical	314	-
Land taxes and government fees	19	-
Legal, community and other consultation costs	176	-
Travel	58	-
Total Larder Project Cost	17,694	-

Total Exploration and Evaluation Assets	37,259	20,254

Included in exploration and evaluation assets at December 31, 2022, were liabilities for trade and other payables of $695 ( December 31, 2021: $518).